Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Current liabilities
Listed bonds	£ 1,552	£ 1,367	£ 1,702
Finance leases		16	18
Other loans and bank overdrafts	1,290	717	561
Total current liabilities	2,842	2,100	2,281	£ 2,084
Non-current liabilities
Listed bonds	16,492	14,586	11,789
Finance leases		190	205
Total non-current liabilities	16,492	14,776	11,994	£ 14,586
Total loans and other borrowings	19,334	16,876	14,275
Collateral received on swaps	£ 1,091	£ 638	£ 525